Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39216
Entity Registrant Name	Huize Holding Limited
Entity Central Index Key	0001778982
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	49/F, Building T1
Entity Address, Address Line Two	Qianhai Financial Centre, Linhai Avenue
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Entity Address, City or Town	Shenzhen
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Ronald Tam
Entity Address, Address Line One	49/F, Building T1
Entity Address, Address Line Two	Qianhai Financial Centre, Linhai Avenue
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Entity Address, City or Town	Shenzhen
City Area Code	755
Local Phone Number	3689 9088
Contact Personnel Email Address	tanguohao@huize.com
Country Region	86
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representing 20 Class A common shares, par value US$0.00001 per share)
Trading Symbol	HUIZ
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	872,744,986
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	150,591,207